Average Annual Total Returns - Investor - Vanguard Market Liquidity Fund	Investor Shares 1 Year	Investor Shares 5 Years	Investor Shares 10 Years	Institutional Money Market Funds Average 1 Year	Institutional Money Market Funds Average 5 Years	Institutional Money Market Funds Average 10 Years
Total	0.58%	1.33%	0.74%	0.46%	1.09%	0.55%